Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net loss	$ (51,926)	$ (254,364)	$ (264,540)
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operations):
Provision for loan losses	43,876	164,352	190,680
Depreciation of premises and equipment	5,454	7,933	10,084
Amortization and write-down of intangibles	0	219	838
Impairment loss on goodwill	0	64,505	3,431
Net amortization (accretion) of investment security premiums (discounts)	215	298	(33)
Loss on sales of premises and equipment	69	393	254
Gain on sales of government-guaranteed loans	(2,392)	(2,504)	(2,811)
Gain on sales of bank subsidiaries	(5,495)	(15,784)	(1,187)
Gain on exchange of promissory notes for common stock	(16,861)	(1,255)	0
Realized loss (gain) on sales of investment securities available for sale	10	351	(7)
Loss (gain) on sales of other real estate owned	(510)	(125)	4,400
Write-down of other real estate owned	20,773	30,352	32,315
Amortization of issuance costs of subordinated debentures	101	145	148
Share-based compensation expense (benefit)	131	(389)	1,350
Deferred income tax expense (credit)	(1,892)	(2,123)	(43,354)
Valuation allowance for deferred income tax assets	0	0	104,498
Originations and purchases of loans held for sale	(44,439)	(116,829)	(311,179)
Proceeds from sales of loans held for sale	48,544	119,924	305,080
Decrease (increase) in accrued interest income and other assets	14,115	55,742	(30,722)
Increase (decrease) in accrued interest expense on deposits and other liabilities	8,799	9,337	15,363
NET CASH PROVIDED BY OPERATING ACTIVITIES	18,572	60,178	14,608
INVESTING ACTIVITIES
Cash equivalents of acquired bank affiliate	0	18,949	0
Proceeds from sales of investment securities available for sale	497	25,964	798
Proceeds from calls, prepayments and maturities of investment securities	11,379	22,175	15,596
Purchases of investment securities	(21,050)	(34,678)	(56,225)
Purchase of Federal Home Loan Bank stock	(820)	(1,527)	(2,294)
Redemption of Federal Home Loan Bank stock by issuer	2,586	2,563	1,340
Net decrease (increase) in portfolio loans	274,896	208,376	155,438
Proceeds from sales of government-guaranteed loans	30,356	27,981	39,429
Proceeds from sales of premises and equipment	441	416	2,033
Purchases of premises and equipment	(1,068)	(4,038)	(5,137)
Proceeds from sales of bank subsidiaries	47,308	76,101	9,506
Payments received on other real estate owned	268	2,192	6
Proceeds from sales of other real estate owned	32,386	45,145	17,716
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES	377,179	389,619	178,206
FINANCING ACTIVITIES
Net increase (decrease) in demand deposits, NOW accounts and savings accounts	204,838	333,177	157,850
Net increase (decrease) in certificates of deposit	(553,127)	(718,579)	12,300
Net borrowings from (payments on) debt obligations	(512)	(1,372)	1,484
Proceeds from Federal Home Loan Bank borrowings	217,850	613,230	3,146,430
Payments on Federal Home Loan Bank borrowings	(273,406)	(728,417)	(3,278,820)
Resources provided by noncontrolling interests	9,000	0	3,794
Net proceeds from issuance of common stock	0	6,870	0
Tax effect of share-based payments	(256)	(293)	(169)
Cash dividends paid	0	0	(864)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(395,613)	(495,384)	42,005
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	138	(45,587)	234,819
Change in cash and cash equivalents of discontinued operations	(34,258)	(56,308)	(85,148)
Cash and cash equivalents at beginning of year	421,244	523,239	373,568
CASH AND CASH EQUIVALENTS AT END OF YEAR	387,224	421,244	523,239
Supplemental disclosures:
Cash paid during the year for interest	40,738	74,288	114,693
Transfers of loans to other real estate owned	49,685	73,156	102,487
Surrender of common stock to facilitate exercise of stock options and vesting of restricted stock	$ 12	$ 13	$ 23